Share Capital and Reserves - Schedule of Share Purchase Warrant (Details) - Warrants [Member] - $ / shares		Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Number of warrants issued		5,000,000	5,000,000
2016 Loan Agreement [Member]
Statement Line Items [Line Items]
Warrant Exercise price	[1]	$ 0.08
Number of warrants issued	[1]	5,000,000	5,000,000

[1]	2016 loan warrants In November 2016, 10,000,000 share purchase warrants were issued pursuant to the 2016 Loan (note 8(a)). The fair value of these warrants at issue was determined to be $607,406 at $0.06 per warrant using the Black-Scholes model and based on the following assumptions: risk-free rate of 0.79%; expected volatility of 135%; underlying market price of $0.08; expiry term of 3 years; and, dividend yield of nil. In September 2017, 5,000,000 of these warrants were exercised leaving 5,000,000 of these warrants outstanding.